UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:    811-21677

Cohen & Steers International Realty Fund, Inc.

(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    June 30, 2021

Item 1. Reports to Stockholders.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2021. The total returns for Cohen & Steers International Realty Fund, Inc. (the Fund) and its comparative benchmarks were:

Six Months Ended June 30, 2021
Cohen & Steers International Realty Fund:
Class A	9.49%
Class C	9.14%
Class I	9.69%
Class R	9.44%
Class Z	9.62%
FTSE EPRA Nareit Developed ex-US Real Estate Index—net[a]	9.01%
S&P 500 Index[a]	15.25%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at net asset value (NAV). Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 4.50% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s investment company taxable income and net realized gains are a return of capital distributed from the Fund’s assets.

[a]

The FTSE EPRA Nareit Developed ex-US Real Estate Index—net is an unmanaged market-capitalization-weighted total return index which consists of publicly traded equity real estate investment trusts (REITs) and listed property companies from developed markets excluding the United States and is net of dividend withholding taxes. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Market Review

In the six-month period ended June 30, 2021, international real estate securities continued to rally from their lows in early 2020, as progress in vaccine distribution allowed certain markets to begin lifting restrictions on public gatherings, business activities and travel. Economic reopening and additional fiscal relief led to increasing activity, generating stronger demand for real estate. Supply growth in many property sectors slowed amid labor shortages and rising construction costs, giving landlords greater pricing power to negotiate rents. Borrowing costs for many public real estate companies remained near historical lows. These positive conditions drove improving investor optimism, resulting in higher earnings multiples.

Fund Performance

The Fund had a positive total return in the period and outperformed its benchmark.

Germany lagged within Europe due partly to the underperformance of certain apartment owners following strong performance in 2020. A positive exception was Berlin-focused Deutsche Wohnen. In June 2021, Europe’s largest residential property group, Vonovia, launched a friendly public offer for Deutsche Wohnen at an 18% premium to 2020 full-year reported NAV. The Fund’s overweight in Deutsche Wohnen benefited relative performance. In France, shopping center owners such as Klepierre (an overweight in the Fund during the period) had strong gains driven by an improving outlook for rent collections as stores reopened following lockdowns.

The U.K. had positive contributions from self storage companies, which continued to generate impressive revenue growth as occupancy rates reached record levels; the Fund’s holdings in the sector benefited performance. However, our non-investment in U.K. retail hurt the Fund’s relative returns; in particular, the Fund did not invest in Hammerson, an owner of lower-quality retail properties that had a strong gain on reopenings optimism. An overweight in U.K. health care, which had relatively modest returns, also hindered performance.

Asia Pacific markets had mixed returns amid slow vaccination distribution and rising geopolitical tensions between China and G7 countries. Japan led the region, with strong returns from developers driven by momentum in residential business. Stock selection in the country modestly detracted from relative performance. Hong Kong benefited from a largely stabilized virus situation and strength in the housing market. Retail fundamentals appeared to be turning a corner, as recent lease negotiations have been encouraging. Stock selection in Hong Kong detracted from relative returns, due largely to an out-of-index position in China Sands, a gaming stock that underperformed. Australia and Singapore underperformed, weighed down by retail, residential and data center sectors. The Fund’s stock selection in Australia, featuring our non-investment in retail landlords, benefited relative performance.

Impact of Foreign Currency on Fund Performance

The currency impact of the Fund’s investments in foreign securities detracted from absolute performance during the period. Although the Fund reports its NAV and pays dividends in U.S. dollars, the Fund’s investments denominated in foreign currencies are subject to foreign currency risk. Overall, other currencies depreciated against the U.S. dollar. Consequently, changes in the exchange rates between foreign currencies and the U.S. dollar were a headwind for absolute returns.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Sincerely,

JON CHEIGH Portfolio Manager	WILLIAM LEUNG Portfolio Manager

ROGIER QUIRIJNS

Portfolio Manager

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds specializes in liquid real assets, including real estate securities, listed infrastructure and natural resource equities, as well as preferred securities and other income solutions.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended June 30, 2021

	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class Z Shares
1 Year (with sales charge)	23.84%[a]	27.77%[b]	—	—	—
1 Year (without sales charge)	29.68%	28.77%	30.23%	29.52%	30.07%
5 Years (with sales charge)	7.72%[a]	8.03%	—	—	—
5 Years (without sales charge)	8.72%	8.03%	9.11%	8.63%	9.06%
10 Years (with sales charge)	5.60%[a]	5.39%	—	—	—
10 Years (without sales charge)	6.08%	5.39%	6.45%	—	—
Since Inception (with sales charge)[c]	5.19%[a]	4.81%	—	—	—
Since Inception (without sales charge)[c]	5.48%	4.81%	5.85%	8.12%	8.56%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the periods presented above, the investment advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

The annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the May 1, 2021 prospectus were as follows: Class A—1.44% and 1.35%; Class C—2.09% and 2.00%; Class I—1.16% and 1.00%; Class R—1.59% and 1.50% and Class Z—1.09% and 1.00%. Through June 30, 2023, the investment advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.35% for Class A shares, 2.00% for Class C shares, 1.00% for Class I shares, 1.50% for Class R shares and 1.00% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund.

[a]	Reflects a 4.50% front-end sales charge.
[b]	Reflects a contingent deferred sales charge of 1.00%.
[c]	Inception dates: March 31, 2005 for Class A, C and I and October 1, 2015 for Class R and Z, respectively.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021—June 30, 2021.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period[a] January 1, 2021— June 30, 2021
Class A
Actual (9.49% return)	$1,000.00	$1,094.90	$7.01
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.10	$6.76

Class C
Actual (9.14% return)	$1,000.00	$1,091.40	$10.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.88	$9.99

Class I
Actual (9.69% return)	$1,000.00	$1,096.90	$5.20
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.84	$5.01

Class R
Actual (9.44% return)	$1,000.00	$1,094.40	$7.79
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.36	$7.50

Class Z
Actual (9.62% return)	$1,000.00	$1,096.20	$5.20
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.84	$5.01

[a]

Expenses are equal to the Fund’s Class A, Class C, Class I, Class R and Class Z annualized net expense ratios of 1.35%, 2.00%, 1.00%, 1.50% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

June 30, 2021

Top Ten Holdingsa

(Unaudited)

Security	Value	% of Net Assets

Vonovia SE	$34,356,635	5.2
Mitsui Fudosan Co., Ltd.	33,237,245	5.0
Sun Hung Kai Properties Ltd.	24,201,988	3.6
CK Asset Holdings Ltd.	23,795,989	3.6
Mirvac Group	21,531,551	3.2
Link REIT	20,743,435	3.1
Mitsubishi Estate Co., Ltd.	19,902,461	3.0
British Land Co., PLC/The	17,755,811	2.7
Charter Hall Group	17,580,783	2.6
Klepierre SA	17,539,309	2.6

[a]	Top ten holdings (excluding short-term investments) are determined on the basis of the value of individual securities held.

Country Breakdown

(Based on Net Assets)

(Unaudited)

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

June 30, 2021 (Unaudited)

		Shares	Value
COMMON STOCK	100.2%
AUSTRALIA	8.4%
REAL ESTATE
DIVERSIFIED	6.9%
BGP Holdings PLC (EUR)[a,b]		56,622,235	$0
Charter Hall Group		1,510,477	17,580,783
Ingenia Communities Group		1,402,795	6,459,441
Mirvac Group		9,832,412	21,531,551

			45,571,775

INDUSTRIALS	0.6%
Goodman Group		258,077	4,097,345

SELF STORAGE	0.9%
National Storage REIT		4,295,350	6,378,171

TOTAL AUSTRALIA			56,047,291

BELGIUM	2.4%
REAL ESTATE
INDUSTRIALS	0.6%
VGP NV		18,937	3,736,437

RESIDENTIAL	1.8%
Aedifica SA		91,229	12,039,855

TOTAL BELGIUM			15,776,292

CANADA	2.2%
REAL ESTATE
OFFICE	0.6%
Allied Properties REIT		102,982	3,742,610

RETAIL	1.6%
RioCan REIT		599,257	10,674,084

TOTAL CANADA			14,416,694

CHINA	1.3%
REAL ESTATE
DATA CENTERS	0.7%
GDS Holdings Ltd., ADR (USD)[b]		56,949	4,469,927

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2021 (Unaudited)

		Shares	Value
INDUSTRIALS	0.6%
ESR Cayman Ltd., 144A (H Shares)[b,c]		1,203,800	$4,062,125

TOTAL CHINA			8,532,052

FRANCE	7.3%
REAL ESTATE
DIVERSIFIED	2.3%
ICADE		173,190	14,950,213

NET LEASE	0.8%
ARGAN SA		42,665	5,210,773

RETAIL	4.2%
Klepierre SA		680,706	17,539,309
Unibail-Rodamco-Westfield[b]		122,556	10,606,965

			28,146,274

TOTAL FRANCE			48,307,260

GERMANY	12.3%
REAL ESTATE
OFFICE	1.5%
Alstria Office REIT-AG		548,209	10,134,106

RESIDENTIAL	8.8%
Deutsche Wohnen SE		96,737	5,916,531
Instone Real Estate Group AG, 144Ac		292,899	8,821,548
LEG Immobilien SE		63,274	9,112,048
Vonovia SE		531,449	34,356,635

			58,206,762

RETAIL	2.0%
VIB Vermoegen AG		312,039	13,246,010

TOTAL GERMANY			81,586,878

HONG KONG	12.2%
REAL ESTATE
DIVERSIFIED	7.2%
CK Asset Holdings Ltd.		3,447,000	23,795,989
Sun Hung Kai Properties Ltd.		1,624,127	24,201,988

			47,997,977

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2021 (Unaudited)

		Shares	Value
RESIDENTIAL	1.9%
Wharf Real Estate Investment Co., Ltd.		2,162,000	$12,572,196

RETAIL	3.1%
Link REIT		2,140,309	20,743,435

TOTAL HONG KONG			81,313,608

JAPAN	24.1%
REAL ESTATE
DIVERSIFIED	14.2%
Activia Properties, Inc.		2,686	12,717,368
Mitsubishi Estate Co., Ltd.		1,230,762	19,902,461
Mitsui Fudosan Co., Ltd.		1,435,092	33,237,245
Orix JREIT, Inc.		5,569	10,717,424
Tokyu Fudosan Holdings Corp.		1,190,800	7,160,128
United Urban Investment Corp.		7,465	10,798,195

			94,532,821

HOTEL	1.4%
Invincible Investment Corp.		24,269	9,349,775

INDUSTRIALS	4.0%
GLP J-REIT		5,777	9,963,304
Mitsui Fudosan Logistics Park, Inc.		1,600	8,526,036
Nippon Prologis REIT, Inc.		2,615	8,320,829

			26,810,169

OFFICE	2.3%
Japan Prime Realty Investment Corp.		219	857,509
Nippon Building Fund, Inc.		2,260	14,097,664

			14,955,173

RETAIL	2.2%
Japan Retail Fund Investment Corp.		13,431	14,555,942

TOTAL JAPAN			160,203,880

MACAU	1.1%
REAL ESTATE—HOTELS, RESTAURANTS & LEISURE
Sands China Ltd. (H Shares)[b]		1,714,000	7,218,655

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2021 (Unaudited)

		Shares	Value
NETHERLANDS	1.3%
REAL ESTATE
DIVERSIFIED	0.4%
NSI NV		75,394	$2,909,919

INDUSTRIALS	0.9%
CTP NV, 144Ab,c		288,967	5,824,925

TOTAL NETHERLANDS			8,734,844

SINGAPORE	7.4%
REAL ESTATE
DIVERSIFIED	2.3%
CapitaLand Ltd.		1,649,900	4,552,041
City Developments Ltd.		1,211,600	6,568,427
Keppel DC REIT		2,204,050	4,081,270

			15,201,738

HEALTH CARE	1.6%
Parkway Life Real Estate Investment Trust		3,153,600	10,764,501

INDUSTRIALS	0.1%
Frasers Logistics & Commercial Trust		485,600	520,015

OFFICE	1.4%
Keppel REIT		10,149,100	8,906,029

RETAIL	2.0%
CapitaLand Integrated Commercial Trust		8,677,212	13,486,557

TOTAL SINGAPORE			48,878,840

SPAIN	1.8%
COMMUNICATIONS—TOWERS	0.7%
Cellnex Telecom SA, 144Ac		73,607	4,688,655

REAL ESTATE	1.1%
DIVERSIFIED	0.1%
Merlin Properties Socimi SA		33,152	343,412

RESIDENTIAL	1.0%
Neinor Homes SA, 144Ab,c		519,067	6,991,896

TOTAL REAL ESTATE			7,335,308

TOTAL SPAIN			12,023,963

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2021 (Unaudited)

		Shares	Value
SWEDEN	6.3%
REAL ESTATE
DIVERSIFIED	3.6%
Castellum AB		449,581	$11,441,645
Fastighets AB Balder, Class Bb		197,242	12,376,457

			23,818,102

INDUSTRIALS	1.0%
Catena AB		130,392	6,981,177

OFFICE	1.7%
Fabege AB		299,599	4,806,551
Wihlborgs Fastigheter AB		299,784	6,504,935

			11,311,486

TOTAL SWEDEN			42,110,765

UNITED KINGDOM	12.1%
REAL ESTATE
DIVERSIFIED	2.7%
British Land Co., PLC/The		2,593,622	17,755,811

HEALTH CARE	1.9%
Assura PLC		12,297,053	12,596,285

INDUSTRIALS	4.3%
LondonMetric Property PLC		2,129,379	6,816,049
Segro PLC		784,049	11,870,673
Tritax Big Box REIT PLC		3,710,974	10,076,845

			28,763,567

OFFICE	1.7%
Great Portland Estates PLC		668,362	6,559,648
Workspace Group PLC		397,791	4,589,204

			11,148,852

SELF STORAGE	1.5%
Safestore Holdings PLC		780,049	10,218,525

TOTAL UNITED KINGDOM			80,483,040

TOTAL COMMON STOCK (Identified cost—$544,786,780)			665,634,062

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2021 (Unaudited)

		Shares	Value
SHORT-TERM INVESTMENTS	0.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01%[d]		4,647,718	$4,647,718

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,647,718)			4,647,718

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$549,434,498)	100.9%		670,281,780
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.9)		(6,228,141)

NET ASSETS	100.0%		$664,053,639

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

[a]	Security value is determined based on significant unobservable inputs (Level 3).
[b]	Non-income producing security.
[c]

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $30,389,149 which represents 4.6% of the net assets of the Fund, of which 0.0% are illiquid.

[d]	Rate quoted represents the annualized seven-day yield.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2021 (Unaudited)

Sector Summary	% of Net Assets
Diversified	39.7
Retail	15.1
Residential	13.5
Industrials	12.1
Office	9.2
Health Care	3.5
Self Storage	2.4
Hotel	1.4
Hotels, Restaurants & Leisure	1.1
Net Lease	0.8
Communications—Towers	0.7
Other	0.5

100.0

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$549,434,498)	$670,281,780
Foreign currency, at value (Identified cost—$1,793,103)	1,783,370
Receivable for:
Investment securities sold	3,754,651
Dividends	2,509,691
Fund shares sold	882,935
Other assets	5,620

Total Assets	679,218,047

LIABILITIES:
Payable for:
Fund shares redeemed	9,718,356
Investment securities purchased	2,676,294
Dividends declared	1,975,045
Investment advisory fees	453,767
Shareholder servicing fees	106,050
Administration fees	22,698
Distribution fees	851
Other liabilities	211,347

Total Liabilities	15,164,408

NET ASSETS	$664,053,639

NET ASSETS consist of:
Paid-in capital	$588,293,177
Total distributable earnings/(accumulated loss)	75,760,462

$664,053,639

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2021 (Unaudited)

CLASS A SHARES:
NET ASSETS	$53,935,270
Shares issued and outstanding ($0.001 par value common stock outstanding)	4,239,766

Net asset value and redemption price per share	$12.72

Maximum offering price per share ($12.72 ÷ 0.955)[a]	$13.32

CLASS C SHARES:
NET ASSETS	$2,347,350
Shares issued and outstanding ($0.001 par value common stock outstanding)	184,641

Net asset value and offering price per share[b]	$12.71

CLASS I SHARES:
NET ASSETS	$607,608,817
Shares issued and outstanding ($0.001 par value common stock outstanding)	47,442,135

Net asset value, offering and redemption price per share	$12.81

CLASS R SHARES:
NET ASSETS	$66,211
Shares issued and outstanding ($0.001 par value common stock outstanding)	5,142

Net asset value, offering and redemption price per share	$12.88

CLASS Z SHARES:
NET ASSETS	$95,991
Shares issued and outstanding ($0.001 par value common stock outstanding)	7,509

Net asset value, offering and redemption price per share	$12.78

[a]	On investments of $100,000 or more, the offering price is reduced.
[b]	Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

Investment Income:
Dividend income (net of $747,162 of foreign withholding tax)	$10,215,744

Expenses:
Investment advisory fees	3,000,008
Shareholder servicing fees—Class A	26,060
Shareholder servicing fees—Class C	2,937
Shareholder servicing fees—Class I	205,205
Administration fees	166,243
Custodian fees and expenses	78,476
Distribution fees—Class A	65,149
Distribution fees—Class C	8,810
Distribution fees—Class R	171
Registration and filing fees	61,725
Professional fees	50,276
Transfer agent fees and expenses	34,279
Shareholder reporting expenses	26,632
Directors’ fees and expenses	11,510
Miscellaneous	20,185

Total Expenses	3,757,666
Reduction of Expenses (See Note 2)	(485,935)

Net Expenses	3,271,731

Net Investment Income (Loss)	6,944,013

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities (net of $46,060 of foreign capital gains tax)	31,637,634
Foreign currency transactions	61,770

Net realized gain (loss)	31,699,404

Net change in unrealized appreciation (depreciation) on:
Investments in securities (net of decrease in accrued foreign capital gains tax of $50,059)	20,826,238
Foreign currency translations	(60,088)

Net change in unrealized appreciation (depreciation)	20,766,150

Net Realized and Unrealized Gain (Loss)	52,465,554

Net Increase (Decrease) in Net Assets Resulting from Operations	$59,409,567

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
Change in Net Assets:
From Operations:
Net investment income (loss)	$6,944,013	$11,677,333
Net realized gain (loss)	31,699,404	(29,675,153)
Net change in unrealized appreciation (depreciation)	20,766,150	9,116,567

Net increase (decrease) in net assets resulting from operations	59,409,567	(8,881,253)

Distributions to Shareholders:
Class A	(1,420,617)	(1,548,448)
Class C	(54,432)	(65,775)
Class I	(17,084,291)	(18,586,572)
Class R	(1,662)	(1,798)
Class Z	(2,667)	(1,768)

Total distributions	(18,563,669)	(20,204,361)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	17,512,838	(11,237,266)

Total increase (decrease) in net assets	58,358,736	(40,322,880)
Net Assets:
Beginning of period	605,694,903	646,017,783

End of period	$664,053,639	$605,694,903

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six Months Ended June 30, 2021	For the Year Ended December 31,
Per Share Operating Data:		2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.93	$12.47	$11.12	$12.02	$10.09	$10.74

Income (loss) from investment operations:

Net investment income (loss)[a]	0.11	0.19	0.21	0.20	0.19	0.18
Net realized and unrealized gain (loss)	1.02	(0.36)	2.33	(0.68)	2.11 [b]	(0.21)

Total from investment operations	1.13	(0.17)	2.54	(0.48)	2.30	(0.03)

Less dividends and distributions to shareholders from:

Net investment income	(0.34)	(0.35)	(1.02)	(0.42)	(0.37)	(0.62)
Net realized gain	—	(0.02)	(0.17)	—	—	—
Tax return of capital	—	—	—	—	—	(0.00)[c]

Total dividends and distributions to shareholders	(0.34)	(0.37)	(1.19)	(0.42)	(0.37)	(0.62)

Net increase (decrease) in net asset value	0.79	(0.54)	1.35	(0.90)	1.93	(0.65)

Net asset value, end of period	$12.72	$11.93	$12.47	$11.12	$12.02	$10.09

Total return[d,e]	9.49%[f]	–1.20%	23.28%	–4.06%	23.03%[b]	–0.38%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$53.9	$51.9	$63.1	$45.4	$63.9	$55.7

Ratios to average daily net assets:

Expenses (before expense reduction)	1.44%[g]	1.44%	1.44%	1.44%	1.46%	1.47%

Expenses (net of expense reduction)	1.35%[g]	1.35%	1.35%	1.35%	1.35%	1.34%

Net investment income (loss) (before expense reduction)	1.77%[g]	1.63%	1.58%	1.61%	1.58%	1.53%

Net investment income (loss) (net of expense reduction)	1.86%[g]	1.72%	1.67%	1.70%	1.69%	1.66%

Portfolio turnover rate	30%[f]	92%	75%	76%	67%	68%

[a]	Calculation based on average shares outstanding.
[b]

Includes gains from a class action settlement payment related to foreign exchange transactions from prior years. Without these gains, the net realized and unrealized gains (losses) on investments per share would have been $2.04 and the total return would have been 22.31%.

[c]	Amount is less than $0.005.
[d]	Does not reflect sales charges, which would reduce return.
[e]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[f]	Not annualized.
[g]	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended June 30, 2021	For the Year Ended December 31,
Per Share Operating Data:		2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.92	$12.44	$11.02	$11.92	$9.99	$10.63

Income (loss) from investment operations:

Net investment income (loss)[a]	0.07	0.12	0.08	0.12	0.12	0.11
Net realized and unrealized gain (loss)	1.02	(0.36)	2.37	(0.68)	2.09 [b]	(0.21)

Total from investment operations	1.09	(0.24)	2.45	(0.56)	2.21	(0.10)

Less dividends and distributions to shareholders from:

Net investment income	(0.30)	(0.26)	(0.86)	(0.34)	(0.28)	(0.54)
Net realized gain	—	(0.02)	(0.17)	—	—	—
Tax return of capital	—	—	—	—	—	(0.00)[c]

Total dividends and distributions to shareholders	(0.30)	(0.28)	(1.03)	(0.34)	(0.28)	(0.54)

Net increase (decrease) in net asset value	0.79	(0.52)	1.42	(0.90)	1.93	(0.64)

Net asset value, end of period	$12.71	$11.92	$12.44	$11.02	$11.92	$9.99

Total return[d,e]	9.14%[f]	–1.81%	22.54%	–4.74%	22.27%[b]	–0.98%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$2.3	$2.4	$5.3	$25.7	$34.6	$46.4

Ratios to average daily net assets:

Expenses (before expense reduction)	2.09%[g]	2.09%	2.09%	2.09%	2.11%	2.12%

Expenses (net of expense reduction)	2.00%[g]	2.00%	2.00%	2.00%	2.00%	1.99%

Net investment income (loss) (before expense reduction)	1.07%[g]	0.99%	0.56%	0.96%	0.95%	0.88%

Net investment income (loss) (net of expense reduction)	1.16%[g]	1.08%	0.65%	1.05%	1.06%	1.01%

Portfolio turnover rate	30%[f]	92%	75%	76%	67%	68%

[a]	Calculation based on average shares outstanding.
[b]

Includes gains from a class action settlement payment related to foreign exchange transactions from prior years. Without these gains, the net realized and unrealized gains (losses) on investments per share would have been $2.02 and the total return would have been 21.56%.

[c]	Amount is less than $0.005.
[d]	Does not reflect sales charges, which would reduce return.
[e]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[f]	Not annualized.
[g]	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended June 30, 2021	For the Year Ended December 31,
Per Share Operating Data:		2020	2019	2018	2017	2016
Net asset value, beginning of period	$12.01	$12.55	$11.18	$12.09	$10.15	$10.80

Income (loss) from investment operations:

Net investment income (loss)[a]	0.14	0.23	0.25	0.25	0.23	0.22
Net realized and unrealized gain (loss)	1.02	(0.36)	2.36	(0.69)	2.12 [b]	(0.21)

Total from investment operations	1.16	(0.13)	2.61	(0.44)	2.35	0.01

Less dividends and distributions to shareholders from:

Net investment income	(0.36)	(0.39)	(1.07)	(0.47)	(0.41)	(0.66)
Net realized gain	—	(0.02)	(0.17)	—	—	—
Tax return of capital	—	—	—	—	—	(0.00)[c]

Total dividends and distributions to shareholders	(0.36)	(0.41)	(1.24)	(0.47)	(0.41)	(0.66)

Net increase (decrease) in net asset value	0.80	(0.54)	1.37	(0.91)	1.94	(0.65)

Net asset value, end of period	$12.81	$12.01	$12.55	$11.18	$12.09	$10.15

Total return[d]	9.69%[f]	–0.83%	23.75%	–3.76%	23.39%[b]	0.00%[e]

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$607.6	$551.3	$577.5	$513.3	$553.2	$469.5

Ratios to average daily net assets:

Expenses (before expense reduction)	1.16%[g]	1.16%	1.16%	1.16%	1.18%	1.19%

Expenses (net of expense reduction)	1.00%[g]	1.00%	1.00%	1.00%	1.00%	0.99%

Net investment income (loss) (before expense reduction)	2.07%[g]	1.95%	1.81%	1.90%	1.91%	1.81%

Net investment income (loss) (net of expense reduction)	2.23%[g]	2.11%	1.97%	2.06%	2.09%	2.01%

Portfolio turnover rate	30%[f]	92%	75%	76%	67%	68%

[a]	Calculation based on average shares outstanding.
[b]

Includes gains from a class action settlement payment related to foreign exchange transactions from prior years. Without these gains, the net realized and unrealized gains (losses) on investments per share would have been $2.05 and the total return would have been 22.68%.

[c]	Amount is less than $0.005.
[d]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[e]	Amount is less than 0.005%.
[f]	Not annualized.
[g]	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
	For the Six Months Ended June 30, 2021	For the Year Ended December 31,
Per Share Operating Data:		2020	2019	2018	2017	2016
Net asset value, beginning of period	$12.07	$12.61	$11.22	$12.12	$10.17	$10.79

Income (loss) from investment operations:

Net investment income (loss)[a]	0.11	0.18	0.18	0.17	0.17	0.16
Net realized and unrealized gain (loss)	1.03	(0.37)	2.37	(0.67)	2.13 [b]	(0.16)

Total from investment operations	1.14	(0.19)	2.55	(0.50)	2.30	—

Less dividends and distributions to shareholders from:

Net investment income	(0.33)	(0.33)	(0.99)	(0.40)	(0.35)	(0.62)
Net realized gain	—	(0.02)	(0.17)	—	—	—
Tax return of capital	—	—	—	—	—	(0.00)[c]

Total dividends and distributions to shareholders	(0.33)	(0.35)	(1.16)	(0.40)	(0.35)	(0.62)

Net increase (decrease) in net asset value	0.81	(0.54)	1.39	(0.90)	1.95	(0.62)

Net asset value, end of period	$12.88	$12.07	$12.61	$11.22	$12.12	$10.17

Total return[d]	9.44%[e]	–1.32%	23.10%	–4.25%	22.78%[b]	–0.05%

Ratios/Supplemental Data:

Net assets, end of period (in 000s)	$66.2	$63.2	$63.6	$87.6	$192.4	$233.6

Ratios to average daily net assets:

Expenses (before expense reduction)	1.59%[f]	1.59%	1.59%	1.59%	1.61%	1.62%

Expenses (net of expense reduction)	1.50%[f]	1.50%	1.50%	1.50%	1.50%	1.49%

Net investment income (loss) (before expense reduction)	1.65%[f]	1.52%	1.33%	1.35%	1.41%	1.34%

Net investment income (loss) (net of expense reduction)	1.74%[f]	1.61%	1.42%	1.44%	1.52%	1.47%

Portfolio turnover rate	30%[e]	92%	75%	76%	67%	68%

[a]	Calculation based on average shares outstanding.
[b]

Includes gains from a class action settlement payment related to foreign exchange transactions from prior years. Without these gains, the net realized and unrealized gains (losses) on investments per share would have been $2.06 and the total return would have been 22.07%.

[c]	Amount is less than $0.005.
[d]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[e]	Not annualized.
[f]	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
	For the Six Months Ended June 30, 2021	For the Year Ended December 31,
Per Share Operating Data:		2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.99	$12.53	$11.18	$12.09	$10.15	$10.79

Income (loss) from investment operations:

Net investment income (loss)[a]	0.15	0.24	0.27	0.26	0.25	0.23
Net realized and unrealized gain (loss)	1.00	(0.37)	2.32	(0.70)	2.10 [b]	(0.21)

Total from investment operations	1.15	(0.13)	2.59	(0.44)	2.35	0.02

Less dividends and distributions to shareholders from:

Net investment income	(0.36)	(0.39)	(1.07)	(0.47)	(0.41)	(0.66)
Net realized gain	—	(0.02)	(0.17)	—	—	—
Tax return of capital	—	—	—	—	—	(0.00)[c]

Total dividends and distributions to shareholders	(0.36)	(0.41)	(1.24)	(0.47)	(0.41)	(0.66)

Net increase (decrease) in net asset value	0.79	(0.54)	1.35	(0.91)	1.94	(0.64)

Net asset value, end of period	$12.78	$11.99	$12.53	$11.18	$12.09	$10.15

Total return[d]	9.62%[e]	–0.83%	23.57%	–3.76%	23.39%[b]	0.09%

Ratios/Supplemental Data:

Net assets, end of period (in 000s)	$96.0	$53.6	$51.7	$951.1	$82.8	$32.7

Ratios to average daily net assets:

Expenses (before expense reduction)	1.09%[f]	1.09%	1.09%	1.09%	1.11%	1.12%

Expenses (net of expense reduction)	1.00%[f]	1.00%	1.00%	1.00%	1.00%	0.99%

Net investment income (loss) (before expense reduction)	2.34%[f]	2.03%	2.10%	2.18%	2.16%	2.02%

Net investment income (loss) (net of expense reduction)	2.43%[f]	2.12%	2.19%	2.27%	2.27%	2.15%

Portfolio turnover rate	30%[e]	92%	75%	76%	67%	68%

[a]	Calculation based on average shares outstanding.
[b]

Includes gains from a class action settlement payment related to foreign exchange transactions from prior years. Without these gains, the net realized and unrealized gains (losses) on investments per share would have been $2.03 and the total return would have been 22.68%.

[c]	Amount is less than $0.005.
[d]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[e]	Not annualized.
[f]	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers International Realty Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on November 23, 2004 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. On November 4, 2019, the Fund’s diversification status under the 1940 Act changed from a non-diversified fund to a diversified fund. The Fund’s investment objective is total return. The authorized shares of the Fund are divided into six classes designated Class A, C, F, I, R and Z shares. Each of the Fund’s shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares). Class F shares are currently not available for purchase.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$56,047,291	$56,047,291	$—	$0	[a]
Other Countries	609,586,771	609,586,771	—	—
Short-Term Investments	4,647,718	—	4,647,718	—

Total Investments in Securities[b]	$670,281,780	$665,634,062	$4,647,718	$0

[a]	BGP Holdings PLC was acquired via a spinoff and has been fair valued at $0 by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.
[b]	Portfolio holdings are disclosed individually on the Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign currency transaction gains or losses arise from sales of foreign currencies, (excluding gains and losses on forward foreign currency exchange contracts, which are presented separately, if any), currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the NAV per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash. Dividends from net investment income are subject to recharacterization for tax purposes.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Security and foreign currency transactions and any gains realized by the Fund on the sale of securities in certain non-U.S. markets are subject to non-U.S. taxes. The Fund records a liability based on any unrealized gains on securities held in these markets in order to estimate the potential non-U.S. taxes due upon the sale of these securities. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2021, no additional provisions for income tax are required in the Fund’s financial statements. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.95% of the average daily net assets of the Fund up to and including $1.5 billion and 0.85% of the average daily net assets above $1.5 billion.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

For the six months ended June 30, 2021 and through June 30, 2023, the investment advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses), do not exceed 1.35% for Class A shares, 2.00% for Class C shares, 1.00% for Class I shares, 1.50% for Class R shares and 1.00% for Class Z shares. This contractual agreement can only be amended or terminated by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund. For the six months ended June 30, 2021, fees waived and/or expenses reimbursed totaled $485,935.

Under subadvisory agreements between the investment advisor and each of Cohen & Steers Asia Limited and Cohen & Steers UK Limited (collectively, the subadvisors), affiliates of the investment advisor, the subadvisors are responsible for managing the Fund’s investments in certain non-U.S. real estate securities. For their services provided under the subadvisory agreements, the investment advisor (not the Fund) pays the subadvisors. The investment advisor allocates 50% of the investment advisory fee received from the Fund among itself and each subadvisor based on the portion of the Fund’s average daily net assets managed by the investment advisor and each subadvisor.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.04% of the average daily net assets of the Fund. For the six months ended June 30, 2021, the Fund incurred $126,316 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted an amended distribution plan (the plan) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

There is a maximum initial sales charge of 4.50% for Class A shares. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a maximum CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended June 30, 2021, the Fund has been advised that the distributor received $81, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $0 and $114 of CDSC relating to redemptions of Class A and Class C shares, respectively. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

these classes, including payments to dealers and other financial intermediaries for selling these classes. The payment of a CDSC may result in the distributor receiving amounts greater or less than the upfront commission paid by the distributor to the financial intermediary.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund’s Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $1,633 for the six months ended June 30, 2021.

Other: As of June 30, 2021, approximately 55% of the Fund’s outstanding shares were owned by shareholders investing either directly or indirectly through an account, platform or program sponsored by one financial institution. Investment and asset allocation decisions by either a direct shareholder or financial institution regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets at disadvantageous times or prices, and may negatively affect the Fund’s NAV and performance.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2021, totaled $204,384,606 and $185,431,023, respectively.

Note 4. Income Tax Information

As of June 30, 2021, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$549,434,498

Gross unrealized appreciation on investments	$124,943,146
Gross unrealized depreciation on investments	(4,095,864)

Net unrealized appreciation (depreciation) on investments	$120,847,282

As of December 31, 2020, the Fund has a net capital loss carryforward of $38,379,670 which may be used to offset future capital gains. These losses are a long-term capital loss carryforward of $10,259,380 and short-term capital loss carryforward of $28,120,290, which under current federal income tax rules, may offset capital gains recognized in any future period.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 5. Capital Stock

The Fund is authorized to issue 1.8 billion shares of capital stock, at a par value of $0.001 per share, classified in six classes as follows: 250 million of Class A capital stock, 250 million of Class C capital stock, 250 million of Class F capital stock, 550 million of Class I capital stock, 250 million of Class R capital stock and 250 million of Class Z capital stock. Class F shares are currently not available for purchase. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. With the exception of Class C shares held through certain intermediaries, Class C shares will automatically convert into Class A shares on a monthly basis approximately eight years after the original date of purchase. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2021		For the Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class A:
Sold	184,481	$2,263,217	548,482	$6,104,940
Issued as reinvestment of dividends and distributions	89,296	1,135,848	107,360	1,211,273
Redeemed	(383,761)	(4,723,443)	(1,369,080)	(14,556,490)

Net increase (decrease)	(109,984)	$(1,324,378)	(713,238)	$(7,240,277)

Class C:
Sold	10,454	$127,036	68,493	$770,666
Issued as reinvestment of dividends and distributions	3,501	44,496	4,710	53,373
Redeemed	(31,087)	(383,339)	(295,988)	(3,180,222)

Net increase (decrease)	(17,132)	$(211,807)	(222,785)	$(2,356,183)

Class I:
Sold	3,298,816	$40,980,160	10,395,742	$107,961,907
Issued as reinvestment of dividends and distributions	1,202,544	15,404,589	1,489,579	16,865,502
Redeemed	(2,966,237)	(37,373,997)	(12,002,883)	(126,473,647)

Net increase (decrease)	1,535,123	$19,010,752	(117,562)	$(1,646,238)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2021		For the Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class R:
Sold	1,145	$13,917	63	$710
Issued as reinvestment of dividends and distributions	105	1,359	129	1,470
Redeemed	(1,340)	(17,316)	—	—

Net increase (decrease)	(90)	$(2,040)	192	$2,180

Class Z:
Sold	2,891	$38,441	1,613	$18,191
Issued as reinvestment of dividends and distributions	183	2,333	123	1,393
Redeemed	(36)	(463)	(1,391)	(16,332)

Net increase (decrease)	3,038	$40,311	345	$3,252

Note 6. Other Risks

Common Stock Risk: While common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks have also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. The value of common stocks and other equity securities will fluctuate in response to developments concerning the company, political and regulatory circumstances, the stock market, and the economy. In the short term, stock prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, stocks of large companies can react differently than stocks of smaller companies, and value stocks (stocks of companies that are undervalued by various measures and have potential for long-term capital appreciation), can react differently from growth stocks (stocks of companies with attractive cash flow returns on invested capital and earnings that are expected to grow). These developments can affect a single company, all companies within the same industry, economic sector or geographic region, or the stock market as a whole.

Real Estate Market Risk: Since the Fund concentrates its assets in companies in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Risks of investing in real estate securities include falling property values due to increasing vacancies, declining rents resulting from economic, legal, tax, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and market recessions. Real estate company prices also may drop because of the failure of borrowers

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The risks of investing in REITs are similar to those associated with direct investments in real estate securities.

REIT Risk: In addition to the risks of securities linked to the real estate industry, REITs are subject to certain other risks related to their structure and focus. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for pass-through of income under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Small- and Medium-Sized Companies Risk: Real estate companies in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, real estate company shares can, and at times will, perform differently than large company stocks.

Foreign (Non-U.S.) and Emerging Market Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Currency and Currency Hedging Risk: Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various instruments that are designed to hedge the Fund’s foreign currency risks.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

If the Fund were to utilize derivatives for the purpose of hedging foreign currency risks, it would be subject to risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, OTC trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Geopolitical Risk: Occurrence of global events similar to those in recent years, such as war, terrorist attacks, natural or environmental disasters, country instability, infectious disease epidemics, such as that caused by the COVID-19 virus, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.

An outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 has resulted in, among other things, extreme volatility in the financial markets and severe losses, reduced liquidity of many instruments, significant travel restrictions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, service and event cancellations, reductions and other changes, strained healthcare systems, as well as general concern and uncertainty. The impact of the COVID-19 outbreak has negatively affected the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Pandemics may also exacerbate other pre-existing political, social, economic, market and financial risks. The effects of the outbreak in developing or emerging market countries may be greater due to less established health care systems and supply chains. The COVID-19 pandemic and its effects may result in a sustained economic downturn or a global recession, ongoing market volatility and/or decreased liquidity in the financial markets, exchange trading suspensions and closures, higher default rates, domestic and foreign political and social instability and damage to diplomatic and international trade relations. While some vaccines have been developed and approved for use by various governments, the political, social, economic, market and financial risks of COVID-19 could persist for years to come. The foregoing could impair the Fund’s ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of the Fund’s service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

On January 31, 2020, the United Kingdom (UK) withdrew from the European Union (EU) (referred to as Brexit), commencing a transition period that ended on December 31, 2020. On January 1, 2021, the EU-UK Trade and Cooperation Agreement, a bilateral trade and cooperation deal governing the future relationship between the UK and the EU, provisionally went into effect. The UK Parliament ratified the agreement in December 2020 and the EU Parliament ratified the agreement in April 2021. The agreement must now be approved by EU member states to enter into force officially. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the UK and throughout Europe. There is considerable uncertainty about the potential consequences of Brexit, the EU-UK Trade and Cooperation Agreement, how future negotiations of trade relations will proceed, and how the financial markets will react to all of the preceding. As this process unfolds, markets may be further disrupted. Given the size and importance of the UK’s economy, uncertainty about its legal, political and economic relationship with the remaining member states of the EU may continue to be a source of instability.

Growing tensions, including trade disputes, between the United States and other nations, or among foreign powers, and possible diplomatic, trade or other sanctions could adversely impact the global economy, financial markets and the Fund. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

Regulatory Risk: The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the mutual fund industry in general. The U.S. Securities and Exchange Commission’s (SEC) final rules, related requirements and amendments to modernize reporting and disclosure, along with other potential upcoming regulations, could, among other things, restrict the Fund’s ability to engage in transactions, impact flows into the Fund and/or increase overall expenses of the Fund. In addition, the SEC, Congress, various exchanges and regulatory and self-regulatory authorities, both domestic and foreign, have undertaken reviews of the use of derivatives by registered investment companies, which could affect the nature and extent of instruments used by the Fund. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

The SEC has recently adopted a rule relating to a registered investment company’s use of derivatives and similar transactions that could potentially require the Fund to observe more stringent requirements than are currently imposed by the 1940 Act. The new rule will replace present SEC and SEC staff regulatory guidance related to limits on a registered investment company’s use of derivative instruments and certain other transactions, such as short sales and reverse repurchase agreements. The rule may substantially curtail the Fund’s ability to use derivative instruments as part of the Fund’s investment strategy and could ultimately prevent the Fund from being able to achieve its investment goals.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Large Shareholder Risk: The Fund may have one or more large shareholders or a group of shareholders investing in Fund shares indirectly through an account, platform or program sponsored by a financial institution. Investment and asset allocation decisions by such financial institutions regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets (or invest cash) at disadvantageous times or prices, increase or accelerate taxable gains or transaction costs and may negatively affect the Fund’s NAV, performance, or ability to satisfy redemptions in a timely manner.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund’s prospectus.

Note 7. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 8. Subsequent Events

Management has evaluated events and transactions occurring after June 30, 2021 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the SEC’s website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Disclosures of the Fund’s complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. The Fund’s Form N-PORT is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s net investment company taxable income and realized gains are a return of capital distributed from the Fund’s assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

Changes to the Board of Directors

On March 8, 2021, the Board of Directors voted to set the number of directors on the Fund’s Board of Directors to ten. In addition, the Board of Directors elected Ms. Ramona Rogers-Windsor as a Director of the Fund.

Ramona Rogers-Windsor: In addition to serving as a Director of the Cohen & Steers funds, Ms. Rogers-Windsor serves as a member of the Capital Southwest Board of Directors since March 2021 and a member of the Thomas Jefferson University Board of Trustees since December 2020. Previously, Ms. Rogers-Windsor spent over 23 years in investment management with Northwestern Mutual Investment Company, LLC, most recently as Managing Director and Portfolio Manager. Prior to that, Ms. Rogers-Windsor served as a financial officer with Northwestern Mutual Life. Ms. Rogers-Windsor has over 38 years of experience across multiple segments of the financial services industry and has previously served on the boards of several non-profit organizations. Ms. Rogers-Windsor holds a BS in Accounting from Marquette University and is a Certified Public Accountant and a Chartered Financial Analyst charterholder.

APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund’s investment advisory and subadvisory agreements (the Advisory Agreements), or interested persons of any such party (the Independent Directors), has the responsibility under the Investment Company Act of 1940 to approve the Fund’s Advisory Agreements for their initial two year terms and their continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. The Advisory Agreements were discussed at a meeting of the Independent Directors, in their capacity as the Contract Review Committee, held on June 8, 2021 and at meetings of the full Board of Directors held on March 16, 2021 and June 15, 2021. The Independent Directors, in their capacity as the Contract Review Committee, also discussed the Advisory Agreements in executive session on June 15, 2021. At the meeting of the full Board of Directors on June 15, 2021,

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

the Advisory Agreements were unanimously continued for a term ending June 30, 2022 by the Fund’s Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meetings and executive session.

In considering whether to continue the Advisory Agreements, the Board of Directors reviewed materials provided by an independent data provider, which included, among other items, fee, expense and performance information compared to peer funds (the Peer Funds and, collectively with the Fund, the Peer Group) and performance comparisons to a larger category universe; summary information prepared by the Fund’s investment advisor (the Investment Advisor); and a memorandum from counsel to the Independent Directors outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors, including presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund’s objective. The Board of Directors also considered information provided in response to a request for information submitted by counsel to the Independent Directors, as well as information provided in response to a supplemental request. Additionally, the Independent Directors noted that in connection with their considerations, that they had received information from the Investment Advisor about, and discussed with the Investment Advisor, the operations of its business continuity plan and related matters and the operations of third party service providers during the COVID-19 pandemic. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor and the Subadvisors: The Board of Directors reviewed the services that the Investment Advisor and the sub-investment advisors (the Subadvisors) provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, placing orders for the investment and reinvestment of the Fund’s assets, furnishing information to the Board of Directors of the Fund regarding the Fund’s portfolio, providing individuals to serve as Fund officers, and, for the Investment Advisor, generally managing the Fund’s investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions conducted on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor and the Subadvisors to other funds and accounts, including those that have investment objectives and strategies similar to those of the Fund. The Board of Directors also considered the education, background and experience of the Investment Advisor’s and Subadvisors’ personnel, particularly noting the potential benefit that the portfolio managers’ work experience and favorable reputation can have on the Fund. The Board of Directors further noted the Investment Advisor’s and Subadvisors’ ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor and the Subadvisors are satisfactory and appropriate.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

(ii) Investment performance of the Fund and the Investment Advisor and Subadvisors: The Board of Directors considered the investment performance of the Fund compared to Peer Funds and compared to a relevant benchmark. The Board of Directors noted that the Fund outperformed the Peer Group medians for the five-year period ended March 31, 2021, ranking in the second quintile, and represented the Peer Group median for the ten-year period ended March 31, 2021, ranking three out of five peers. The Board of Directors also noted that the Fund underperformed the Peer Group medians for the one- and three-year periods ended March 31, 2021, ranking in the fourth and third quintiles, respectively. The Board of Directors considered that the Fund outperformed its benchmark for the three-, five-, and ten-year periods ended March 31, 2021. The Board of Directors also noted that the Fund underperformed its benchmark for the one-year period ended March 31, 2021. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund’s performance during the period, including the relevant implications of the continuing COVID-19 pandemic. The Board of Directors also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance and the Investment Advisor’s performance in managing similarly managed funds and accounts. The Board of Directors determined that Fund performance, in light of all the considerations noted above, supported the continuation of the Advisory Agreements.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: The Board of Directors considered the contractual and actual management fees paid by the Fund, as well as the Fund’s total expense ratio. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that the Fund’s total expense ratio was lower than the Peer Group median, and the Fund’s actual management fee was higher than the Peer Group median, ranking in the second and fourth quintiles, respectively. The Board of Directors considered that the Investment Advisor is waiving its fees and/or reimbursing expenses to limit the overall operating expenses of the Fund. The Board of Directors noted that the Fund has a breakpoint of 0.10% on assets under management over $1.5 billion; however, the reduced fee is not currently applicable due to the size of the Fund. In light of the considerations above, the Board of Directors concluded that the Fund’s current expense structure was satisfactory.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor’s profits and whether the profits were reasonable for the Investment Advisor. Since the Subadvisors are paid by the Investment Advisor (and not by the Fund) for investment services provided to the Fund and are affiliates of the Investment Advisor, the Board of Directors considered the profitability of the Investment Advisor as a whole and did not consider the Subadvisors separate profitability to be particularly relevant to their determination. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreements, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, that the Investment Advisor receives by allocating the Fund’s brokerage transactions. The Board of Directors further considered that the Investment Advisor continues to reinvest profits back in the business, including upgrading and/or implementing new trading, compliance and accounting systems, and by adding investment personnel to the portfolio management teams. The Board of Directors also considered the administrative services provided by the Investment Advisor and the associated administration fee paid to the Investment Advisor for such services under

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

the Administration Agreement. The Board of Directors determined that the services received under the Administration Agreement are beneficial to the Fund. The Board of Directors concluded that the profits realized by the Investment Advisor from its relationship with the Fund were reasonable and consistent with the Investment Advisor’s fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors noted that the Fund’s advisory fee schedule contains a breakpoint of 0.10% once the Fund’s assets under management reach $1.5 billion. The Board of Directors considered the Fund’s asset size and determined that currently there were no significant economies of scale that were not being shared with shareholders. In considering economies of scale, the Board of Directors also noted, as discussed above in (iii), that the Investment Advisor continues to reinvest profits back in the business.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreements to those under other investment advisory contracts of other investment advisors managing Peer Funds. The Board of Directors also compared the services rendered and fees paid under the Advisory Agreements to fees paid, including the ranges of such fees, under the Investment Advisor’s other fund advisory agreements and advisory contracts with institutional and other clients with similar investment mandates, noting that the Investment Advisor provides more services to the Fund than it does for institutional or sub-advised accounts. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreements were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors, and each Director may have assigned different weights to the various factors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Advisory Agreements.

LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule), the Fund has adopted and implemented a liquidity risk management program (the Program). The Liquidity Rule requires an open-end investment company to adopt a program that is reasonably designed to assess and manage its liquidity risk, which is the risk that an open-end investment company could not meet redemption requests without significant dilution of remaining investors’ interests in the open-end investment company. The Board has designated Cohen & Steers Capital Management, Inc. (the Investment Advisor) as the administrator of the Program. The Investment Advisor has delegated this responsibility to the Liquidity Risk Management Committee (the LRM Committee), which is comprised of representatives from various departments within the Investment Advisor. The Program includes policies and procedures reasonably designed to: (1) assess, manage, and periodically review the Fund’s liquidity risk; (2) classify the Fund’s portfolio investments as highly liquid, moderately liquid, less liquid, or illiquid; (3) determine a highly liquid investment minimum (HLIM) for the Fund or determine that one is

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

not required; (4) limit the Fund’s illiquid investments to no more than 15% of its net assets; and (5) establish how and when the Fund will engage in in-kind redemptions.

The Board met on June 15, 2021 (the Meeting) to review the Program. At the Meeting, the LRM Committee provided the Board with a report that addressed the operation of the Program, including its implementation and effectiveness in assessing and managing the Fund’s liquidity risk (the Report). The Report covered the period from April 1, 2020 through March 31, 2021 (the Reporting Period).

The Report described the LRM Committee’s role in administering the Program, which complied with the Liquidity Rule requirements for assessing, managing and reviewing the Fund’s liquidity risk through the LRM Committee’s daily monitoring and quarterly analysis of liquidity parameters which include historical net redemption activity and consideration of the Fund’s shareholder ownership concentration, as applicable. The Report noted that the Fund’s investments are categorized into one of four liquidity buckets: highly liquid, moderately liquid, less liquid and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Fund’s reasonably anticipated trade size. The Investment Advisor has engaged a third-party vendor to assist with the classification of portfolio investments. The Report also described the LRM Committee’s determination that the Fund is a primarily highly liquid fund under the Liquidity Rule.

The Report noted that there were no liquidity events during the Reporting Period that materially impacted the Fund’s ability to timely meet redemptions without significantly diluting remaining shareholders’ interests. The Report concluded that the Program is operating as intended, effective in implementing the requirements of the Liquidity Rule and reasonably designed to assess and manage the Fund’s liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Transaction history and account transactions

• Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call 800.330.7348

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan Limited, Cohen & Steers UK Limited, Cohen & Steers Ireland Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

• Open an account or buy securities from us

• Provide account information or give us your contact information

• Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Cohen & Steers Open-End Mutual Funds

COHEN & STEERS REALTY SHARES

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSJAX, CSJCX, CSJIX, CSRSX, CSJRX, CSJZX

COHEN & STEERS REAL ESTATE SECURITIES FUND

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

•	Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRIX

COHEN & STEERS GLOBAL REALTY SHARES

•	Designed for investors seeking total return, investing primarily in global real estate equity securities

•	Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS INTERNATIONAL REALTY FUND

•	Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

•	Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS REAL ASSETS FUND

•	Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

•	Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS

PREFERRED SECURITIES AND INCOME FUND

•	Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

•	Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX

COHEN & STEERS

LOW DURATION PREFERRED AND INCOME FUND

•	Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

•	Symbols: LPXAX, LPXCX, LPXFX, LPXIX, LPXRX, LPXZX

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND

•	Designed for investors seeking total return, investing primarily in midstream energy master limited partnership (MLP) units and related stocks

•	Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

•	Designed for investors seeking total return, investing primarily in global infrastructure securities

•	Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

COHEN & STEERS ALTERNATIVE INCOME FUND

•	Designed for investors seeking high current income and capital appreciation, investing in equity, preferred and debt securities, focused on real assets and alternative income strategies

•	Symbols: DVFAX, DVFCX, DVFIX, DVFRX, DVFZX

Distributed by Cohen & Steers Securities, LLC.

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers

Director and Chairman

Joseph M. Harvey

Director and Vice President

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

Ramona Rogers-Windsor

Director

C. Edward Ward, Jr.

Director

Adam M. Derechin

President and Chief Executive Officer

James Giallanza

Chief Financial Officer

Dana A. DeVivo

Secretary and Chief Legal Officer

Albert Laskaj

Treasurer

Stephen Murphy

Chief Compliance Officer and Vice President

Jon Cheigh

Vice President

KEY INFORMATION

Investment Advisor and Administrator

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, NY 10017

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

DST Asset Manager Solutions, Inc.

P.O. Box 219953

Kansas City, MO 64121-9953

(800) 437-9912

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Cohen & Steers Securities, LLC

280 Park Avenue

New York, NY 10017

NASDAQ Symbol:	Class A—IRFAX
Class C—IRFCX
Class F—IRFFX*
Class I—IRFIX
Class R—IRFRX
Class Z—IRFZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers International Realty Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

*	Class F shares are currently not available for purchase.

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Cohen & Steers

International

Realty Fund

Semiannual Report June 30, 2021

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website at www.cohenandsteers.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, by signing up at www.cohenandsteers.com.

You may elect to receive all future reports in paper, free of charge, at any time. If you invest through a financial intermediary, you can contact your financial intermediary or, if you are a direct investor, you can call (800) 330-7348 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held within the fund complex if you invest directly with the Fund.

IFRAXSAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: Principal Executive Officer (President and Chief Executive Officer)

Date:	August 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: Principal Executive Officer (President and Chief Executive Officer)

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Financial Officer (Chief Financial Officer)

Date: August 27, 2021